DERIVATIVE INSTRUMENTS HEDGING AND NON-HEDGING ACTIVITIES (Details 6) (USD $)	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013
Interest rate:
Amount of realized gain (loss)	$ 8,401,396	$ (16,000)	$ (21,333)	$ (75,551)	$ 19,466,902
Amount of unrealized appreciation (depreciation)	(10,274,003)	(64,849)	(298,959)	(298,359)	(3,174,076)
Total	(1,872,607)	(80,849)	(320,292)	(373,910)	16,292,826
Interest Rate Swap [Member]
Interest rate:
Amount of realized gain (loss)	8,874,459	0	0	(38,218)	20,050,632
Amount of unrealized appreciation (depreciation)	(10,401,243)	(55,175)	(281,431)	(283,754)	(4,346,488)
Total	(1,526,784)	(55,175)	(281,431)	(321,972)	15,704,144
Swaptions [Member]
Interest rate:
Amount of realized gain (loss)	(84,000)	(16,000)	(21,333)	(37,333)	(194,667)
Amount of unrealized appreciation (depreciation)	6,927	(9,674)	(17,528)	(14,605)	1,052,099
Total	(77,073)	(25,674)	(38,861)	(51,938)	857,432
Futures [Member]
Interest rate:
Amount of realized gain (loss)	(84,375)				(84,375)
Amount of unrealized appreciation (depreciation)	120,313				120,313
Total	35,938				35,938
TBAs [Member]
Interest rate:
Amount of realized gain (loss)	(304,688)				(304,688)
Amount of unrealized appreciation (depreciation)	0				0
Total	$ (304,688)				$ (304,688)